Schedule of Investments (unaudited)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 35.6%
U.S. Government Obligations — 35.6%
U.S. Treasury Bonds	4.375%	11/15/39	$4,570,000	$4,438,077
U.S. Treasury Bonds	2.750%	8/15/42	9,230,000	6,993,167
U.S. Treasury Bonds	3.375%	11/15/48	37,960,000	29,671,078
U.S. Treasury Bonds	2.375%	5/15/51	7,790,000	4,869,815
U.S. Treasury Bonds	2.875%	5/15/52	14,350,000	9,955,593
U.S. Treasury Bonds	4.000%	11/15/52	27,500,000	23,707,471
U.S. Treasury Bonds	3.625%	2/15/53	3,840,000	3,090,600
U.S. Treasury Notes	0.500%	2/28/26	24,780,000	24,239,510
U.S. Treasury Notes	2.500%	2/28/26	2,530,000	2,503,785
U.S. Treasury Notes	2.375%	5/15/27	14,310,000	13,918,431
U.S. Treasury Notes	3.875%	5/31/27	8,300,000	8,286,059
U.S. Treasury Notes	2.875%	8/15/28	12,300,000	11,944,933
U.S. Treasury Notes	1.875%	2/28/29	17,000,000	15,861,797
U.S. Treasury Notes	2.375%	3/31/29	5,820,000	5,518,201
U.S. Treasury Notes	4.125%	3/31/29	3,790,000	3,818,055
U.S. Treasury Notes	4.625%	4/30/29	20,650,000	21,160,200
U.S. Treasury Notes	3.875%	8/15/33	11,920,000	11,636,202
U.S. Treasury Notes	4.500%	11/15/33	1,610,000	1,638,898
U.S. Treasury Notes	4.000%	2/15/34	39,420,000	38,665,477
U.S. Treasury Notes	4.375%	5/15/34	23,520,000	23,667,459
U.S. Treasury Notes	3.875%	8/15/34	16,410,000	15,878,919
U.S. Treasury Notes	4.250%	11/15/34	7,750,000	7,703,379

Total U.S. Government & Agency Obligations (Cost — $293,550,985)				289,167,106
Mortgage-Backed Securities — 30.6%
FHLMC — 1.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/35- 3/1/52	1,946,969	1,755,240
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/35- 1/1/52	5,911,955	5,114,556
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/51	2,723,561	2,024,262
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52- 5/1/52	2,352,736	1,956,520
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/52	301,196	278,764
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/1/52	1,094,975	980,173
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/52	446,643	426,531
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52- 5/1/53	1,955,680	1,964,370
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/53	818,470	804,423
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/53	209,508	214,462
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	23,540	24,309
Total FHLMC				15,543,610
FNMA — 22.1%
Federal National Mortgage Association (FNMA)	3.000%	11/1/32- 4/1/52	7,373,884	6,352,795
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 4/1/52	24,833,264	19,830,157
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	1.500%	7/1/36- 11/1/41	$4,527,163	$3,827,834
Federal National Mortgage Association (FNMA)	2.500%	7/1/36- 5/1/52	21,197,473	17,882,965
Federal National Mortgage Association (FNMA)	1.500%	8/1/40	1,000,000	883,417 (a)
Federal National Mortgage Association (FNMA)	5.500%	4/1/50	256,555	259,688
Federal National Mortgage Association (FNMA)	3.500%	7/1/50- 10/1/56	8,667,274	7,769,199
Federal National Mortgage Association (FNMA)	4.000%	6/1/52- 5/1/53	3,406,394	3,186,560
Federal National Mortgage Association (FNMA)	4.500%	7/1/52- 11/1/52	2,665,025	2,533,950
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 2/1/53	1,855,765	1,819,864
Federal National Mortgage Association (FNMA)	6.000%	4/1/53- 5/1/54	4,645,824	4,762,651
Federal National Mortgage Association (FNMA)	6.500%	4/1/53- 7/1/54	1,404,867	1,454,950
Federal National Mortgage Association (FNMA)	2.000%	8/1/55	9,000,000	7,042,987 (a)
Federal National Mortgage Association (FNMA)	2.500%	8/1/55	10,000,000	8,195,384 (a)
Federal National Mortgage Association (FNMA)	3.000%	8/1/55	1,000,000	855,964 (a)
Federal National Mortgage Association (FNMA)	4.000%	8/1/55	5,000,000	4,612,198 (a)
Federal National Mortgage Association (FNMA)	4.500%	8/1/55	2,000,000	1,897,456 (a)
Federal National Mortgage Association (FNMA)	5.000%	8/1/55	5,000,000	4,867,160 (a)
Federal National Mortgage Association (FNMA)	5.500%	8/1/55	35,000,000	34,820,170 (a)
Federal National Mortgage Association (FNMA)	6.000%	8/1/55	46,000,000	46,642,992 (a)
Total FNMA				179,498,341
GNMA — 6.6%
Government National Mortgage Association (GNMA) II	3.000%	3/20/43- 1/20/54	8,595,828	7,541,191
Government National Mortgage Association (GNMA) II	4.000%	2/20/48	1,657,191	1,546,027
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 7/20/51	5,492,279	4,441,513
Government National Mortgage Association (GNMA) II	2.500%	4/20/51- 2/20/53	12,193,251	10,294,406
Government National Mortgage Association (GNMA) II	3.500%	1/20/52- 3/20/52	3,490,556	3,152,245
Government National Mortgage Association (GNMA) II	4.500%	9/20/52- 12/20/54	8,552,556	8,137,066
Government National Mortgage Association (GNMA) II	5.500%	9/20/52- 6/20/54	3,928,886	3,951,067
Government National Mortgage Association (GNMA) II	5.000%	10/20/52	1,323,762	1,299,727
Government National Mortgage Association (GNMA) II	6.000%	2/20/53- 7/20/54	4,775,268	4,915,297
Government National Mortgage Association (GNMA) II	6.500%	11/20/53	1,289,396	1,347,391
Government National Mortgage Association (GNMA) II	4.000%	8/1/55	1,000,000	921,088 (a)
Government National Mortgage Association (GNMA) II	4.500%	8/1/55	3,000,000	2,847,582 (a)
Government National Mortgage Association (GNMA) II	5.000%	8/1/55	2,000,000	1,952,317 (a)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	8/1/55	$1,000,000	$1,013,710 (a)
Total GNMA				53,360,627

Total Mortgage-Backed Securities (Cost — $251,010,636)				248,402,578
Corporate Bonds & Notes — 28.2%
Communication Services — 2.8%
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.375%	11/15/29	1,502,000	1,559,831 (b)
Netflix Inc., Senior Notes	5.400%	8/15/54	255,000	249,913
Total Entertainment				1,809,744
Interactive Media & Services — 0.3%
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	2,345,000	2,267,687
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	366,000	284,012
Interpublic Group of Cos. Inc., Senior Notes	2.400%	3/1/31	361,000	320,266
Paramount Global, Senior Notes	4.200%	6/1/29	483,000	470,120
Paramount Global, Senior Notes	4.950%	1/15/31	1,350,000	1,316,984
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,076,000	2,393,924
Total Media				4,785,306
Wireless Telecommunication Services — 1.7%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	800,000	810,416
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	1,056,000	984,541
Rogers Communications Inc., Subordinated Notes (7.000% to 4/15/30 then 5 year Treasury Constant Maturity Rate + 2.653%)	7.000%	4/15/55	1,080,000	1,106,861 (c)
Rogers Communications Inc., Subordinated Notes (7.125% to 4/15/35 then 5 year Treasury Constant Maturity Rate + 2.620%)	7.125%	4/15/55	540,000	552,859 (c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,802,000	4,065,789
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	605,000	598,007
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	655,000	618,384
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	590,000	566,841
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,122,000	3,026,838
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,947,000	1,292,689
Total Wireless Telecommunication Services				13,623,225

Total Communication Services				22,485,962
Consumer Discretionary — 2.3%
Automobiles — 0.6%
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,000,000	974,573
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	570,000	587,865
General Motors Financial Co. Inc., Senior Notes	4.900%	10/6/29	412,000	411,489
Hyundai Capital America, Senior Notes	6.500%	1/16/29	635,000	670,032 (b)
Hyundai Capital America, Senior Notes	5.350%	3/19/29	221,000	225,109 (b)
Hyundai Capital America, Senior Notes	6.375%	4/8/30	521,000	553,080 (b)
Hyundai Capital America, Senior Notes	5.400%	1/8/31	186,000	190,154 (b)
Hyundai Capital America, Senior Notes	5.400%	6/23/32	790,000	802,428 (b)
Total Automobiles				4,414,730
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp., Senior Notes	5.750%	3/15/30	$126,000	$127,885 (b)
Carnival Corp., Senior Notes	5.750%	8/1/32	925,000	932,419 (b)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	2,293,000	2,228,509 (b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	488,000	488,447
GLP Capital LP/GLP Financing II Inc., Senior Notes	6.750%	12/1/33	845,000	906,029
Hyatt Hotels Corp., Senior Notes	5.250%	6/30/29	585,000	595,378
Hyatt Hotels Corp., Senior Notes	5.375%	12/15/31	395,000	400,575
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	343,000	338,010
Total Hotels, Restaurants & Leisure				6,017,252
Household Durables — 0.4%
DR Horton Inc., Senior Notes	5.000%	10/15/34	1,695,000	1,676,241
DR Horton Inc., Senior Notes	5.500%	10/15/35	1,080,000	1,095,965
Toll Brothers Finance Corp., Senior Notes	4.350%	2/15/28	112,000	111,434
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	635,000	617,155
Total Household Durables				3,500,795
Leisure Products — 0.2%
Brunswick Corp., Senior Notes	2.400%	8/18/31	1,003,000	855,976
Brunswick Corp., Senior Notes	5.100%	4/1/52	845,000	654,778
Total Leisure Products				1,510,754
Specialty Retail — 0.2%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	95,000	97,903
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	680,000	610,709
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	645,000	460,535
Total Specialty Retail				1,169,147
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., Senior Notes	5.500%	6/13/30	710,000	715,588
Tapestry Inc., Senior Notes	5.100%	3/11/30	444,000	450,337
Tapestry Inc., Senior Notes	3.050%	3/15/32	208,000	185,438
Tapestry Inc., Senior Notes	5.500%	3/11/35	541,000	543,816
Total Textiles, Apparel & Luxury Goods				1,895,179

Total Consumer Discretionary				18,507,857
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 0.3%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	1,578,000	1,462,648 (b)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	206,000	175,268 (b)
Alimentation Couche-Tard Inc., Senior Notes	3.550%	7/26/27	445,000	437,643 (b)
Alimentation Couche-Tard Inc., Senior Notes	2.950%	1/25/30	750,000	699,616 (b)
Total Consumer Staples Distribution & Retail				2,775,175
Food Products — 0.6%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	2,250,000	2,323,894 (b)
Kellanova, Senior Notes	7.450%	4/1/31	139,000	158,412
Kellanova, Senior Notes	4.500%	4/1/46	109,000	92,991
Mars Inc., Senior Notes	4.650%	4/20/31	72,000	72,347 (b)
Mars Inc., Senior Notes	5.000%	3/1/32	355,000	358,456 (b)
Mars Inc., Senior Notes	5.200%	3/1/35	465,000	467,486 (b)
Mars Inc., Senior Notes	5.650%	5/1/45	425,000	422,406 (b)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — continued
Mars Inc., Senior Notes	5.700%	5/1/55	$345,000	$340,735 (b)
Mars Inc., Senior Notes	5.800%	5/1/65	220,000	218,040 (b)
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	285,000	256,213
Total Food Products				4,710,980
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	4.850%	5/22/32	360,000	362,952
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,268,000	1,283,090
Total Personal Care Products				1,646,042
Tobacco — 0.3%
Philip Morris International Inc., Senior Notes	4.375%	4/30/30	580,000	576,279
Philip Morris International Inc., Senior Notes	4.750%	11/1/31	1,935,000	1,937,890
Total Tobacco				2,514,169

Total Consumer Staples				11,646,366
Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA, Senior Notes	5.800%	10/1/54	547,000	497,761 (b)
Canadian Natural Resources Ltd., Senior Notes	5.000%	12/15/29	271,000	272,909 (b)
Canadian Natural Resources Ltd., Senior Notes	7.200%	1/15/32	840,000	923,136
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	615,000	608,659
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,073,000	964,993
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	400,000	421,113 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	420,000	434,037 (b)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	970,000	987,428 (b)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	744,000	772,210
Eastern Energy Gas Holdings LLC, Senior Notes	5.650%	10/15/54	286,000	274,066
Enbridge Inc., Senior Notes	4.900%	6/20/30	805,000	812,332
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	910,000	1,045,204
ONEOK Inc., Senior Notes	4.750%	10/15/31	825,000	817,529
ONEOK Inc., Senior Notes	6.100%	11/15/32	361,000	381,811
ONEOK Inc., Senior Notes	6.050%	9/1/33	465,000	488,175
Ovintiv Inc., Senior Notes	6.250%	7/15/33	168,000	173,826
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	830,000	829,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	392,000	387,601
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	1,690,000	1,736,980 (b)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	220,000	219,209
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	486,000	483,339
Williams Cos. Inc., Senior Notes	5.600%	3/15/35	664,000	679,070

Total Energy				14,210,638
Financials — 9.1%
Banks — 5.0%
Australia & New Zealand Banking Group Ltd., Subordinated Notes (2.570% to 11/25/30 then 5 year Treasury Constant Maturity Rate + 1.700%)	2.570%	11/25/35	765,000	670,497 (b)(c)
Banco Santander SA, Subordinated Notes	5.179%	11/19/25	1,610,000	1,611,800
Banco Santander SA, Subordinated Notes	6.921%	8/8/33	400,000	435,811
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. Term SOFR + 1.252%)	2.496%	2/13/31	$727,000	$663,839 (c)
Bank of America Corp., Subordinated Notes	4.183%	11/25/27	4,698,000	4,673,393
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	2,125,000	1,948,403 (c)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,165,000	1,167,597 (c)
Barclays PLC, Senior Notes (5.367% to 2/25/30 then SOFR + 1.230%)	5.367%	2/25/31	840,000	858,411 (c)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	1,105,000	1,101,349 (b)
BPCE SA, Subordinated Notes (3.648% to 1/14/32 then 5 year Treasury Constant Maturity Rate + 1.900%)	3.648%	1/14/37	790,000	697,926 (b)(c)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	1,400,000	1,398,177 (b)(c)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	1,530,000	1,546,830 (c)(d)
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	535,000	477,007 (b)
Commonwealth Bank of Australia, Subordinated Notes	5.837%	3/13/34	875,000	903,050 (b)
Fifth Third Bancorp, Senior Notes (4.895% to 9/6/29 then SOFR + 1.486%)	4.895%	9/6/30	185,000	186,663 (c)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	590,000	620,194 (c)
First-Citizens Bank & Trust Co., Subordinated Notes	6.125%	3/9/28	3,060,000	3,169,069
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	730,000	741,318 (c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	800,000	742,726 (b)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 1.262%)	5.588%	5/15/47	361,000	322,761 (c)
JPMorgan Chase & Co., Senior Notes (4.323% to 4/26/27 then SOFR + 1.560%)	4.323%	4/26/28	3,147,000	3,139,003 (c)
JPMorgan Chase & Co., Senior Notes (5.140% to 1/24/30 then SOFR + 1.010%)	5.140%	1/24/31	1,128,000	1,153,074 (c)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	442,000	453,641 (c)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	6,137,000	5,687,549 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	345,000	350,332 (c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	361,000	376,306 (c)
Lloyds Banking Group PLC, Subordinated Notes (3.369% to 12/14/41 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.369%	12/14/46	895,000	646,186 (c)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	235,000	237,526 (c)
PNC Financial Services Group Inc., Subordinated Notes (4.626% to 6/6/32 then SOFR + 1.850%)	4.626%	6/6/33	2,212,000	2,154,137 (c)
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	475,000	471,435 (c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	765,000	791,826 (c)
US Bancorp, Subordinated Notes (2.491% to 11/3/31 then 5 year Treasury Constant Maturity Rate + 0.950%)	2.491%	11/3/36	722,000	613,086 (c)
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	239,000	215,527
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Westpac Banking Corp., Subordinated Notes	2.963%	11/16/40	$239,000	$177,019
Total Banks				40,403,468
Capital Markets — 2.2%
Ares Capital Corp., Senior Notes	3.875%	1/15/26	839,000	835,579
Ares Capital Corp., Senior Notes	7.000%	1/15/27	720,000	741,430
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	513,000	499,353
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	1,430,000	1,445,013 (b)
Goldman Sachs Group Inc., Junior Subordinated Notes (3.650% to 8/10/26 then 5 year Treasury Constant Maturity Rate + 2.915%)	3.650%	8/10/26	183,000	179,504 (c)(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,343,000	1,335,061 (c)
Intercontinental Exchange Inc., Senior Notes	4.350%	6/15/29	132,000	132,180
Intercontinental Exchange Inc., Senior Notes	1.850%	9/15/32	1,683,000	1,397,171
Jefferies Financial Group Inc., Senior Notes	6.200%	4/14/34	1,285,000	1,343,055
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	861,000	837,318 (b)
Moody’s Corp., Senior Notes	3.250%	1/15/28	478,000	467,059
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	1,445,000	1,463,101 (c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	3,467,000	3,458,770
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	580,000	599,078 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	194,000	200,209 (c)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,177,000	1,105,136 (b)
Nasdaq Inc., Senior Notes	5.550%	2/15/34	116,000	120,394
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	250,000	245,902 (b)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	1,000,000	1,239,940 (b)(c)
Total Capital Markets				17,645,253
Consumer Finance — 0.0%††
Ally Financial Inc., Senior Notes	8.000%	11/1/31	244,000	275,791
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	485,000	488,807
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	9/10/29	150,000	149,631
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,795,000	1,624,705
Corebridge Financial Inc., Senior Notes	3.850%	4/5/29	483,000	472,046
Global Payments Inc., Senior Notes	2.150%	1/15/27	356,000	344,002
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	960,000	983,099 (b)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	393,000	417,416
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	784,000	793,895
Macquarie Airfinance Holdings Ltd., Senior Notes	5.150%	3/17/30	488,000	488,118 (b)
Macquarie Airfinance Holdings Ltd., Senior Notes	6.500%	3/26/31	608,000	644,211 (b)
Total Financial Services				6,405,930
Insurance — 1.1%
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	455,000	459,279
Athene Global Funding, Secured Notes	5.526%	7/11/31	1,000,000	1,021,093 (b)
Athene Global Funding, Secured Notes	5.322%	11/13/31	635,000	639,242 (b)
Athene Holding Ltd., Senior Notes	5.875%	1/15/34	342,000	352,813
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	$295,000	$291,514
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	863,000	866,928
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	311,000	314,770
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	415,000	419,728
CNA Financial Corp., Senior Notes	5.125%	2/15/34	465,000	461,578
CNO Global Funding, Secured Notes	2.650%	1/6/29	773,000	721,667 (b)
CNO Global Funding, Secured Notes	4.950%	9/9/29	956,000	964,562 (b)
F&G Annuities & Life Inc., Senior Notes	6.500%	6/4/29	585,000	602,941
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	605,000	608,728
Fidelity National Financial Inc., Senior Notes	3.200%	9/17/51	483,000	296,766
Metropolitan Life Global Funding I, Senior Secured Notes	2.950%	4/9/30	960,000	898,811 (b)
Metropolitan Life Insurance Co., Subordinated Notes	7.800%	11/1/25	570,000	573,922 (b)
Total Insurance				9,494,342

Total Financials				74,224,784
Health Care — 1.4%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/30	949,000	975,243
Amgen Inc., Senior Notes	5.650%	3/2/53	504,000	487,693
Amgen Inc., Senior Notes	5.750%	3/2/63	565,000	542,466
Total Biotechnology				2,005,402
Health Care Equipment & Supplies — 0.1%
GE HealthCare Technologies Inc., Senior Notes	4.800%	8/14/29	960,000	971,255
Health Care Providers & Services — 0.6%
Centene Corp., Senior Notes	2.625%	8/1/31	870,000	727,077
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	315,000	324,872 (c)
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,133,000	1,035,909
HCA Inc., Senior Notes	4.500%	2/15/27	488,000	487,123
HCA Inc., Senior Notes	3.625%	3/15/32	210,000	193,343
HCA Inc., Senior Notes	5.600%	4/1/34	455,000	464,218
HCA Inc., Senior Notes	6.000%	4/1/54	600,000	583,002
Humana Inc., Senior Notes	5.750%	3/1/28	605,000	621,348
Icon Investments Six DAC, Senior Secured Notes	5.809%	5/8/27	425,000	432,183
Icon Investments Six DAC, Senior Secured Notes	5.849%	5/8/29	200,000	207,466
Total Health Care Providers & Services				5,076,541
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	469,000	468,882
Pharmaceuticals — 0.4%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	857,000	860,552
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	538,000	534,983
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	550,000	513,933
Wyeth LLC, Senior Notes	5.950%	4/1/37	170,000	180,607
Zoetis Inc., Senior Notes	2.000%	5/15/30	966,000	865,572
Total Pharmaceuticals				2,955,647

Total Health Care				11,477,727
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrials — 2.2%
Aerospace & Defense — 1.0%
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	$1,019,000	$1,049,499 (b)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	1,005,000	1,001,744 (b)
Boeing Co., Senior Notes	2.700%	2/1/27	944,000	917,408
Boeing Co., Senior Notes	2.950%	2/1/30	797,000	740,611
Boeing Co., Senior Notes	3.600%	5/1/34	321,000	283,686
Boeing Co., Senior Notes	3.250%	2/1/35	1,658,000	1,402,630
Boeing Co., Senior Notes	3.500%	3/1/39	1,045,000	819,756
Boeing Co., Senior Notes	3.900%	5/1/49	323,000	234,396
Boeing Co., Senior Notes	3.950%	8/1/59	535,000	368,346
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	693,000	661,333
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	413,000	438,188
Total Aerospace & Defense				7,917,597
Commercial Services & Supplies — 0.3%
Republic Services Inc., Senior Notes	5.000%	11/15/29	1,335,000	1,367,197
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,349,000	1,358,142
Total Commercial Services & Supplies				2,725,339
Ground Transportation — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	4.400%	7/1/27	1,285,000	1,280,153 (b)
Ryder System Inc., Senior Notes	4.950%	9/1/29	860,000	871,780
Total Ground Transportation				2,151,933
Machinery — 0.2%
Oshkosh Corp., Senior Notes	4.600%	5/15/28	740,000	741,066
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,109,000	1,079,556 (b)
Total Machinery				1,820,622
Trading Companies & Distributors — 0.4%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	490,000	495,093 (b)
Ashtead Capital Inc., Senior Notes	4.375%	8/15/27	675,000	670,112 (b)
Ashtead Capital Inc., Senior Notes	5.950%	10/15/33	570,000	591,797 (b)
Aviation Capital Group LLC, Senior Notes	5.375%	7/15/29	845,000	860,130 (b)
Aviation Capital Group LLC, Senior Notes	5.125%	4/10/30	990,000	997,518 (b)
Total Trading Companies & Distributors				3,614,650

Total Industrials				18,230,141
Information Technology — 1.7%
Communications Equipment — 0.1%
Motorola Solutions Inc., Senior Notes	4.850%	8/15/30	217,000	218,547
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	190,000	168,849
Motorola Solutions Inc., Senior Notes	5.200%	8/15/32	738,000	748,165
Total Communications Equipment				1,135,561
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd., Senior Notes	5.250%	1/15/32	789,000	798,520
IT Services — 0.2%
Gartner Inc., Senior Notes	3.625%	6/15/29	110,000	104,411 (b)
Gartner Inc., Senior Notes	3.750%	10/1/30	1,025,000	960,165 (b)
S&P Global Inc., Senior Notes	2.500%	12/1/29	478,000	443,869
Total IT Services				1,508,445
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices Inc., Senior Notes	5.050%	4/1/34	$700,000	$713,107
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	600,000	595,061
Broadcom Inc., Senior Notes	5.050%	7/12/29	755,000	770,759
Broadcom Inc., Senior Notes	5.000%	4/15/30	1,093,000	1,115,250
Broadcom Inc., Senior Notes	4.150%	11/15/30	361,000	353,683
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,008,000	974,526 (b)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	255,000	260,438 (b)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	390,000	401,129 (b)
Marvell Technology Inc., Senior Notes	5.750%	2/15/29	583,000	605,413
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	55,000	55,051
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	582,000	614,133
Total Semiconductors & Semiconductor Equipment				6,458,550
Software — 0.3%
Microsoft Corp., Senior Notes	3.500%	2/12/35	610,000	566,804
Oracle Corp., Senior Notes	2.875%	3/25/31	483,000	437,978
Oracle Corp., Senior Notes	3.650%	3/25/41	727,000	568,699
Synopsys Inc., Senior Notes	5.150%	4/1/35	860,000	863,465
Synopsys Inc., Senior Notes	5.700%	4/1/55	65,000	64,146
Total Software				2,501,092
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	456,000	453,461
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	530,000	528,209
Hewlett Packard Enterprise Co., Senior Notes	5.000%	10/15/34	265,000	257,169
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	529,000	486,602
Total Technology Hardware, Storage & Peripherals				1,725,441

Total Information Technology				14,127,609
Materials — 0.8%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	6.665%	7/15/27	256,000	262,557
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	1,110,000	1,150,328 (c)
Huntsman International LLC, Senior Notes	4.500%	5/1/29	361,000	343,326
Huntsman International LLC, Senior Notes	5.700%	10/15/34	990,000	913,175
International Flavors & Fragrances Inc., Senior Notes	2.300%	11/1/30	60,000	52,955 (b)
Nutrien Ltd., Senior Notes	4.200%	4/1/29	483,000	477,409
Total Chemicals				3,199,750
Containers & Packaging — 0.3%
Berry Global Inc., Senior Secured Notes	1.570%	1/15/26	1,027,000	1,011,528
Berry Global Inc., Senior Secured Notes	4.875%	7/15/26	27,000	26,984 (b)
WestRock MWV LLC, Senior Notes	8.200%	1/15/30	920,000	1,055,282
Total Containers & Packaging				2,093,794
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	935,000	942,071 (b)

Total Materials				6,235,615
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 1.3%
Diversified REITs — 0.4%
VICI Properties LP, Senior Notes	4.750%	2/15/28	$1,098,000	$1,102,776
VICI Properties LP, Senior Notes	5.750%	4/1/34	225,000	230,350
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	122,000	119,950 (b)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	810,000	802,687 (b)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	785,000	760,141 (b)
Total Diversified REITs				3,015,904
Industrial REITs — 0.1%
Prologis LP, Senior Notes	5.000%	3/15/34	845,000	844,967
Specialized REITs — 0.8%
American Tower Corp., Senior Notes	2.900%	1/15/30	2,751,000	2,556,249
American Tower Corp., Senior Notes	2.700%	4/15/31	661,000	591,715
Crown Castle Inc., Senior Notes	3.650%	9/1/27	605,000	594,168
Crown Castle Inc., Senior Notes	3.800%	2/15/28	610,000	598,148
Crown Castle Inc., Senior Notes	4.900%	9/1/29	435,000	438,304
EPR Properties, Senior Notes	4.500%	6/1/27	188,000	186,659
Equinix Inc., Senior Notes	3.200%	11/18/29	600,000	566,786
Weyerhaeuser Co., Senior Notes	3.375%	3/9/33	849,000	759,052
Total Specialized REITs				6,291,081

Total Real Estate				10,151,952
Utilities — 3.4%
Electric Utilities — 3.0%
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	1,365,000	1,406,057
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	854,000	924,454
Constellation Energy Generation LLC, Senior Notes	5.750%	3/15/54	700,000	687,626
DTE Electric Co., Senior Secured Bonds	5.250%	5/15/35	435,000	442,083
Duke Energy Corp., Senior Notes	4.850%	1/5/29	100,000	101,193
Duke Energy Corp., Senior Notes	5.450%	6/15/34	992,000	1,017,435
Duke Energy Corp., Senior Notes	5.800%	6/15/54	708,000	692,643
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	417,000	407,361
Electricite de France SA, Senior Notes	5.650%	4/22/29	700,000	721,778 (b)
Electricite de France SA, Senior Notes	5.750%	1/13/35	190,000	193,744 (b)
Electricite de France SA, Senior Notes	4.750%	10/13/35	900,000	869,405 (b)
Exelon Corp., Senior Notes	5.150%	3/15/29	1,345,000	1,376,013
Exelon Corp., Senior Notes	5.625%	6/15/35	685,000	701,736
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	460,000	459,349
Florida Power & Light Co., First Mortgage Bonds	3.950%	3/1/48	854,000	677,076
Georgia Power Co., Senior Notes	4.950%	5/17/33	715,000	718,675
Georgia Power Co., Senior Notes	5.250%	3/15/34	530,000	539,208
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	1,275,000	1,309,601
NextEra Energy Capital Holdings Inc., Senior Notes	5.900%	3/15/55	385,000	384,299
NRG Energy Inc., Senior Secured Notes	2.000%	12/2/25	1,255,000	1,240,998 (b)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.950%	9/15/52	1,060,000	945,004
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	500,000	483,094
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	340,000	346,702
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	6/15/32	500,000	514,974
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	$145,000	$157,834
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	500,000	413,787
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	710,000	737,982
Southern Co., Senior Notes	5.500%	3/15/29	115,000	119,185
Southern Co., Senior Notes	5.700%	3/15/34	695,000	723,843
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	520,000	514,716
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	725,000	726,524
Vistra Operations Co. LLC, Senior Secured Notes	3.700%	1/30/27	2,495,000	2,461,549 (b)
Vistra Operations Co. LLC, Senior Secured Notes	6.950%	10/15/33	129,000	141,926 (b)
Xcel Energy Inc., Senior Notes	5.600%	4/15/35	1,155,000	1,177,437
Total Electric Utilities				24,335,291
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust II, Senior Secured Notes	7.467%	7/31/28	525,000	558,230 (b)
Puget Sound Energy Inc., First Mortgage Bonds	5.448%	6/1/53	445,000	423,891
Total Independent Power and Renewable Electricity Producers				982,121
Multi-Utilities — 0.3%
DTE Energy Co., Senior Notes	5.850%	6/1/34	618,000	647,064
NiSource Inc., Senior Notes	5.200%	7/1/29	925,000	946,822
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	415,000	417,548
Sempra, Senior Notes	5.500%	8/1/33	380,000	388,638
Total Multi-Utilities				2,400,072

Total Utilities				27,717,484
Total Corporate Bonds & Notes (Cost — $225,356,384)				229,016,135
Collateralized Mortgage Obligations(e) — 5.8%
Banc of America Commercial Mortgage Trust, 2015-UBS7 AS	3.989%	9/15/48	618,000	615,034 (c)
BANK, 2020-BN28 XA, IO	1.759%	3/15/63	10,191,177	727,705 (c)
Barclays Commercial Mortgage Trust, 2019-C5 C	3.710%	11/15/52	1,344,000	1,187,704
Benchmark Mortgage Trust, 2018-B6 AS	4.441%	10/10/51	2,211,000	2,113,581
Benchmark Mortgage Trust, 2020-B20 XA, IO	1.581%	10/15/53	9,201,401	495,218 (c)
Benchmark Mortgage Trust, 2020-B21 XA, IO	1.415%	12/17/53	19,738,141	1,109,767 (c)
CD Mortgage Trust, 2017-CD4 B	3.947%	5/10/50	844,000	791,992 (c)
CD Mortgage Trust, 2018-CD7 A4	4.279%	8/15/51	672,000	661,690
Citigroup Commercial Mortgage Trust, 2016-P4 AS	3.075%	7/10/49	2,394,000	2,302,630
Citigroup Commercial Mortgage Trust, 2016-P6 A5	3.720%	12/10/49	501,000	486,825 (c)
Citigroup Commercial Mortgage Trust, 2016-P6 B	4.153%	12/10/49	1,216,000	1,124,795 (c)
Commercial Mortgage Trust, 2014-CR15 B	3.915%	2/10/47	339,608	330,865 (c)
Commercial Mortgage Trust, 2015-CR26 B	4.529%	10/10/48	1,170,000	1,150,296 (c)
Commercial Mortgage Trust, 2015-LC19 B	3.829%	2/10/48	1,002,000	989,581 (c)
Commercial Mortgage Trust, 2017-COR2 C	4.587%	9/10/50	578,000	547,914 (c)
Commercial Mortgage Trust, 2018-COR3 AM	4.345%	5/10/51	42,000	38,567 (c)
CSAIL Commercial Mortgage Trust, 2015-C2 B	4.208%	6/15/57	740,000	719,029 (c)
CSAIL Commercial Mortgage Trust, 2016-C6 AS	3.346%	1/15/49	534,000	519,117
CSAIL Commercial Mortgage Trust, 2019-C15 XA, IO	0.989%	3/15/52	13,929,416	384,527 (c)
CSAIL Commercial Mortgage Trust, 2020-C19 XA, IO	1.087%	3/15/53	967,178	36,119 (c)
CSMC Trust, 2016-NXSR AS	4.049%	12/15/49	708,000	685,233 (c)
FREMF Mortgage Trust, 2015-K51 B	3.981%	10/25/48	1,031,000	1,026,740 (b)(c)
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
JPMBB Commercial Mortgage Securities Trust, 2014-C23 B	4.548%	9/15/47	$1,628,645	$1,516,363 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C10 C	4.101%	12/15/47	86,310	82,740 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 B	3.708%	5/15/46	926,114	893,195 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 B	3.883%	4/15/48	823,000	784,968 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 B	4.498%	10/15/48	3,074,000	3,028,380 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 AS	3.994%	12/15/49	1,504,000	1,475,865 (c)
Morgan Stanley Capital I Trust, 2016-UB12 AS	3.778%	12/15/49	1,227,000	1,160,634 (c)
Morgan Stanley Capital I Trust, 2018-L1 C	4.779%	10/15/51	1,265,000	1,140,402 (c)
Station Place Securitization Trust, 2024-5 A (1 mo. Term SOFR + 0.900%)	5.251%	8/4/25	1,900,000	1,900,905 (b)(c)
Station Place Securitization Trust, 2024-10 A (1 mo. Term SOFR + 0.900%)	5.222%	10/27/25	2,350,000	2,361,577 (b)(c)
Station Place Securitization Trust, 2025-1 A (1 mo. Term SOFR + 0.900%)	5.251%	7/23/26	2,562,000	2,575,763 (b)(c)
Station Place Securitization Trust, 2025-3 A (1 mo. Term SOFR + 0.900%)	5.251%	9/23/26	2,750,000	2,750,000 (b)(c)(f)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	852,000	831,563
UBS Commercial Mortgage Trust, 2018-C14 A4	4.448%	12/15/51	756,000	748,341
Wells Fargo Commercial Mortgage Trust, 2015-C31 AS	4.049%	11/15/48	796,000	791,789
Wells Fargo Commercial Mortgage Trust, 2015-LC20 C	4.056%	4/15/50	592,115	570,497 (c)
Wells Fargo Commercial Mortgage Trust, 2017-C39 B	4.025%	9/15/50	1,870,000	1,747,166
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,118,000	2,049,827
Wells Fargo Commercial Mortgage Trust, 2020-C56 B	3.610%	6/15/53	1,304,000	1,168,278 (c)
Wells Fargo Commercial Mortgage Trust, 2020-C57 C	4.023%	8/15/53	29,000	26,243 (c)
Wells Fargo Commercial Mortgage Trust, 2025-5C3 XA, IO	0.819%	1/15/58	10,596,761	344,839 (c)
Wells Fargo Commercial Mortgage Trust, 2025-5C4 XA, IO	1.122%	5/15/58	16,238,446	761,064 (c)
WFRBS Commercial Mortgage Trust, 2013-C11 B	3.714%	3/15/45	557,426	549,653 (c)

Total Collateralized Mortgage Obligations (Cost — $45,346,893)				47,304,981
Asset-Backed Securities — 4.4%
CarMax Auto Owner Trust, 2024-3 A3	4.890%	7/16/29	1,320,000	1,331,582
CarMax Auto Owner Trust, 2025-2 A2A	4.590%	7/17/28	1,750,000	1,754,031
Chase Auto Owner Trust, 2024-3A A3	5.220%	7/25/29	4,328,000	4,372,814 (b)
Ford Credit Auto Owner Trust, 2024-B A3	5.100%	4/15/29	4,311,000	4,359,338
GM Financial Consumer Automobile Receivables Trust, 2023-1 A3	4.660%	2/16/28	1,914,516	1,915,923
GM Financial Consumer Automobile Receivables Trust, 2024-1 A3	4.850%	12/18/28	1,249,000	1,254,349
Harley-Davidson Motorcycle Trust, 2024-B A3	4.310%	7/16/29	2,298,000	2,295,971
Honda Auto Receivables Owner Trust, 2023-1 A3	5.040%	4/21/27	1,308,482	1,311,119
Honda Auto Receivables Owner Trust, 2023-2 A3	4.930%	11/15/27	850,518	852,849
Honda Auto Receivables Owner Trust, 2023-4 A3	5.670%	6/21/28	814,000	821,558
Hyundai Auto Receivables Trust, 2023-A A3	4.580%	4/15/27	1,991,992	1,992,327
Hyundai Auto Receivables Trust, 2023-B A3	5.480%	4/17/28	3,418,010	3,439,470
Nissan Auto Receivables Owner Trust, 2025-A A3	4.490%	12/17/29	1,600,000	1,610,215
OCCU Auto Receivables Trust, 2025-1A A3	4.810%	11/15/29	1,953,000	1,952,925 (b)(f)
Tesla Auto Lease Trust, 2023-A A3	5.890%	6/22/26	86,859	86,913 (b)
Toyota Auto Receivables Owner Trust, 2022-C A3	3.760%	4/15/27	1,568,712	1,564,362
Toyota Auto Receivables Owner Trust, 2024-A A3	4.830%	10/16/28	4,021,000	4,039,412
USB Auto Owner Trust, 2025-1A A3	4.490%	6/17/30	1,216,000	1,216,823 (b)

Total Asset-Backed Securities (Cost — $36,002,540)				36,171,981
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value
Investments in Underlying Funds — 2.2%
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF (Cost — $18,212,877)		731,980	$18,317,800 (g)
Total Investments before Short-Term Investments (Cost — $869,480,315)			868,380,581
	Rate
Short-Term Investments — 6.8%
Putnam Government Money Market Fund, Class P Shares (Cost — $54,899,432)	4.080%	54,899,432	54,899,432 (g)(h)
Total Investments — 113.6% (Cost — $924,379,747)			923,280,013
Liabilities in Excess of Other Assets — (13.6)%			(110,336,828)
Total Net Assets — 100.0%			$812,943,185

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2025, the Fund held TBA securities with a total cost of $116,408,008.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $73,217,232 and the cost was $73,112,309 (Note 2).

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CD	—	Certificate of Deposit
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
IO	—	Interest Only
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (0.5)%
Mortgage-Backed Securities — (0.5)%
GNMA — (0.5)%
Government National Mortgage Association (GNMA) II (Proceeds — $(4,190,625))	2.500%	8/1/55	$(5,000,000)	$(4,205,504) (a)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam ESG Core Bond ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam ESG Core Bond ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income consistent with what Franklin Advisers, Inc. believes to be prudent risk.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Putnam ESG Core Bond ETF 2025 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$289,167,106	—	$289,167,106
Mortgage-Backed Securities	—	248,402,578	—	248,402,578
Corporate Bonds & Notes	—	229,016,135	—	229,016,135
Collateralized Mortgage Obligations	—	47,304,981	—	47,304,981
Asset-Backed Securities	—	36,171,981	—	36,171,981
Investments in Underlying Funds	$18,317,800	—	—	18,317,800
Total Long-Term Investments	18,317,800	850,062,781	—	868,380,581
Short-Term Investments†	54,899,432	—	—	54,899,432
Total Investments	$73,217,232	$850,062,781	—	$923,280,013
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$4,205,504	—	$4,205,504

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended July 31, 2025. The following transactions

Putnam ESG Core Bond ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
were effected in such Underlying Funds for the period ended July 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	$11,257,741	$7,006,860	281,400	—	—
Putnam Government Money Market Fund, Class P Shares	40,880,678	72,652,470	72,652,470	$58,633,716	58,633,716
	$52,138,419	$79,659,330		$58,633,716

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	—	$182,587	$53,199	$18,317,800
Putnam Government Money Market Fund, Class P Shares	—	351,712	—	54,899,432
	—	$534,299	$53,199	$73,217,232

Putnam ESG Core Bond ETF 2025 Quarterly Report